SHARE BASED PAYMENTS (Schedule of Stock Option Activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding as of January 1, 2018	5,868,528
Exercised	0
Forfeited or expired	(2,500)
Options outstanding as of December 31, 2018	5,857,755	5,868,528
Options vested and expected to vest as of December 31, 2018	5,857,755
Options exercisable as of December 31, 2018	5,857,755
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at beginning of the year	$ 1.15
Exercised	0
Forfeited or expired	0
Outstanding at end of the year	1.15	$ 1.15
Options vested and expected to vest as of December 31, 2018	1.15
Options exercisable as of December 31, 2018	1.15
Weighted average grant-date fair value
Outstanding at the beginning of the year	1.05
Exercised	0
Forfeited or expired	0
Outstanding end of the year	1.05	$ 1.05
Options vested and expected to vest as of December 31, 2018	1.05
Options exercisable as of December 31, 2018	$ 1.05
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding	0 months	22 days
Options vested and expected to vest	0 months
Options exercisable	0 months
Aggregate intrinsic value
Outstanding as of December 31, 2018	$ 0	$ 0
Options vested and expected to vest as of December 31, 2018	0
Options exercisable as of December 31, 2018	$ 0